SIGNIFICANT ACCOUNTING POLICIES - Schedule Of Subsidiaries De-Consolidated From Control Ceases (Details)	12 Months Ended
Dec. 31, 2022
Premier Gold Mines USA Inc.
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Goldcorp Dee LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Ruby Hill Mining Company LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Osgood Mining Company LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Au-Reka Gold Corporation
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Argenta LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Premier Gold Mines Nevada Inc.
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Premier Goldbanks LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%
Premier Rye LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%